Vessel revenue (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Revenue Sources
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Pool revenue	$588,480	$342,505
Time charter revenue	—	2,551
Voyage revenue (spot market)	11,927	1,579
	$600,407	$346,635

Lease and non lease components	Nevertheless, we have estimated these amounts by reference to (i)
third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2020	2019
Lease component of revenue from time charter-out and pool revenue	$384,906	$191,523
Non-lease component of revenue from time charter-out and pool revenue	203,574	153,533
	$588,480	$345,056

Terms of time chartered-out vessels
The following table summarizes the terms of our time chartered-out vessels that were in place during the six months ended June 30, 2020 and 2019.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration	Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	February-19	$18,000
2	STI Poplar	2014	Handymax	January-16	January-19	$18,000
3	STI Rose	2015	LR2	February-16	February-19	$28,000
Payments received include payments for the non-lease elements in these time chartered-out arrangements.